

NYSE Regulation

Certnys

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 South Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com



12027352

May 22, 2012

Received SEC

MAY 22 2012

Washington, DC 20549

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: ProShares Trust
CIK: 0001174610
SEC File No. 001-32916
Form Type: 8-A12B
Filing Date: 05/16/2012

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

ProShares USD Covered Bond
Shares of beneficial interest, no par value

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

~~Craig A. Gray~~
Manager, Listing Compliance